UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-23019

Plus Trust

(Exact name of registrant as specified in charter)

535 Fifth Avenue, 4th Floor

New York, New York 10017

(Address of principal executive offices) (Zip code)

Ofer Abarbanel

Chief Executive Officer

Plus Trust

535 Fifth Avenue, 4th Floor

New York, New York 10017

(Name and address of agent for service)

(646) 274-1300

Registrant’s telephone number, including area code

Date of fiscal year end: February 28

Date of reporting period: August 17, 2016

Item 1. Reports to Stockholders.

Plus Trust

1-3 Month Enhanced Short Duration ETF (symbol: TBIL)

SEMI-ANNUAL REPORT

August 17, 2016

Plus Trust

Plus Trust (the “Trust”) files its complete schedule of fund holdings with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of the period. The Trust’s Form N-Qs are available on the Commission’s website at www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that New York Alaska ETF management, LLC (the “Adviser”) uses to determine how to vote proxies relating to portfolio securities in case such fixed income non-voting securities will be issued as voting securities , as well as information relating to how a fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-855-267-3837 and (ii) on the Commission’s website at www.sec.gov.

1

Plus Trust

1-3 Month Enhanced Short Duration ETF

Schedule of Investments

August 17, 2016 (Unaudited)

Description	# of Units	Fair Value
Cash and cash equivalents	100,000	$100,000

Total Investments — 100.0%
		$100,000

Percentages are based on Net Assets of $100,000.

As of April 30, 2016, all of the Fund’s investments were considered Level 1 of the fair value hierarchy, in accordance with the authoritative guidance under U.S. GAAP.

For the period ended April 30, 2016, there have been no transfers between Level 1, Level 2 or Level 3 investments.

For the period ended April 30, 2016, there were no Level 3 investments.

The accompanying notes are an integral part of the financial statements.

2

Plus Trust

1-3 Month Enhanced Short Duration ETF

Statement of Assets and Liabilities

August 17, 2016 (Unaudited)

Assets:
Cash and cash equivalents	$100,000
Total Assets	100,000

Liabilities:
Advisory Fees Payable	0
Total Liabilities	0

Net Assets	$100,000

Net Assets Consist of:
Paid-in Capital (no-par value)	$100,000
Additional Paid-in Capital	0
Undistributed (Accumulated) Net Investment Income (Loss)	0
Accumulated Net Realized Gain (Loss) on Investments	0
Net Assets	$100,000

Outstanding Shares of Beneficial Interest (unlimited authorized - no par value)	100,000
Net Asset Value, Offering and Redemption Price per Share	$10

The accompanying notes are an integral part of the financial statements.

3

Plus Trust

1-3 Month Enhanced Short Duration ETF

Statement of Operations

For the Period Ended August 17, 2016 (Unaudited)

Investment Income:
Dividend Income	$0
Total Investment Income	0

Expenses:
Advisory Fees	0
Total Expenses	0

Net Investment Income (Loss)	0

Realized and Unrealized Gain (Loss):
Net Realized Gain (Loss) on Investments	0
Net Change in Unrealized Appreciation (Depreciation) on Investments	0
Net Realized and Unrealized Gain (Loss)	0

Net Increase (Decrease) in Net Assets Resulting from Operations	$0

[1]	Fund has not commence operations and only owns its seed cash investment as its asset. The information presented is for the period from its day of being declared effective dated February 17, 2016 to August 17, 2016.

The accompanying notes are an integral part of the financial statements.

4

Plus Trust

1-3 Month Enhanced Short Duration ETF

Statement of Changes in Net Assets

Period Ended August 17, 2016[1]
Operations:
Net Investment Income (Loss)	$0
Net Realized Gain (Loss) on Investments	0
Net Change in Unrealized Appreciation (Depreciation) on Investments	0
Net Increase (Decrease) in Net Assets Resulting from Operations	0

Capital Share Transactions:
Subscriptions	100,000
Increase (Decrease) in Net Assets from Capital Share Transactions	100,000

Total Increase (Decrease) in Net Assets	10,000

Net Assets:
Beginning of Period	100,000
End of Period	$100,000
Undistributed (Accumulated) Net Investment Income (Loss)	$0

Share Transactions:
Subscriptions	10,000
Net Increase (Decrease) in Shares Outstanding from Share Transactions	10,000

[1]	Fund has not commence operations and only owns its seed cash investment as its asset. The information presented is for the period from its day of being declared effective dated February 17, 2016 to August 17, 2016.

The accompanying notes are an integral part of the financial statements.

5

Plus Trust

1-3 Month Enhanced Short Duration ETF

Financial Highlights

Period Ended April 30, 2016[1]
Net Asset Value, Beginning of Period	$100,000
Income (Loss) from Investment Operations:
Net Investment Income (Loss) [2]	0 [7]
Net Realized and Unrealized Gain (Loss)	0
Total from Investment Operations	0

Net Asset Value, End of Period	$100,000

Total Return on Net Asset Value [3]	0%[5]

Supplemental Data:
Net Assets, End of Period (000’s)	$100
Ratio of Expenses to Average Net Assets	0%[4]
Ratio of Net Investment Income (Loss) to Average Net Assets	0%[4]
Portfolio Turnover [6]	0%[5]

[1]	Fund has not commence operations and only owns its seed cash investment as its asset. The information presented is for the period from its day of being declared effective dated February 17, 2016 to August 17, 2016.

[2]	Calculated based on average shares outstanding during the period.

[3]	Total Return on Net Asset Value is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total Return on Net Asset Value is for the period indicated and has not been annualized. The return shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions ore redemption of fund shares.

[4]	Annualized.

[5]	Not Annualized.

[6]	Excludes the impact of in-kind transactions.

[7]	Less than $0.005 per share.

The accompanying notes are an integral part of the financial statements.

6

Plus Trust

1-3 Month Enhanced Short Duration ETF

Notes to the Financial Statements

August 17, 2016 (Unaudited)

1.	ORGANIZATION

Plus Trust (the “Trust”) was organized as a Delaware business trust on December 10, 2014, under the name “ETF PLUS 1 TRUST” and has updated its name to “PLUS TRUST” on June 2, 2015 and is authorized to issue an unlimited number of shares in one or more series of funds. The Trust is an open-end management investment company, registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust consists of one non-diversified fund, 1-3 Month Enhanced Short Duration ETF (the “Fund”). The Fund represents a beneficial interest in a separate portfolio of fixed income securities and secured finance transactions which may be Securities Lending, Repurchase Agreement transactions and Reverse Repurchase Agreement transactions, with its own investment objectives and policies.

The investment objective of the Fund is to seek current income consistent with preservation of capital and daily liquidity (before fees and expenses), the Fund is an active fund that does not track an index. The Fund has not commenced operations other than the seed investment invested in it.

The Fund intends to list and principally trade its shares on The NASDAQ Stock Market® LLC (“NASDAQ” or the “Exchange”). Shares of the Fund trade on the Exchange at market prices that may be below, at, or above the Fund’s net asset value (“NAV”). The Fund will issue and redeem shares on a continuous basis at NAV only in large blocks of shares, typically 25,000 shares, called “Creation Units.” Creation Units will be issued and redeemed principally in-kind for securities included in a specified universe. Once created, shares generally will trade in the secondary market at market prices that change throughout the day in amounts less than a Creation Unit. Except when aggregated in Creation Units, shares are not redeemable securities of a Fund. Shares of a Fund may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with Rafferty Capital Markets, LLC (“the Distributor”). Most retail investors will not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem the shares directly from the Fund. Rather, most retail investors will purchase shares in the secondary market with the assistance of a broker and will be subject to customary brokerage commissions or fees.

The Fund currently offers one class of shares, which has no front end sales load, no deferred sales charge, and no redemption fee. A purchase (i.e. creation) transaction fee of $350 is imposed for the transfer and other transaction costs associated with the purchase of Creation Units. The Fund may issue an unlimited number of shares of beneficial interest, with no par value per share. All shares of the Fund have equal rights and privileges.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statement. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

SECURITY VALUATION

In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Fund discloses fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The following describes the levels of the fair value hierarchy:

Level 1 – Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

Level 2 – Quoted prices which are not active, or inputs that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3 – Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity)

7

Plus Trust

1-3 Month Enhanced Short Duration ETF

Notes to the Financial Statements

August 17, 2016 (Unaudited)

The valuation techniques used by the Fund to measure fair value for the period ended August 17, 2016 maximized the use of observable inputs and minimized the use of unobservable inputs.

For the period ended August 17, 2016, there have been no significant changes to the Fund’s fair valuation methodologies. It is the Fund’s policy to recognize transfers into or out of all levels at the end of the reporting period.

Common stocks, preferred stock and other equity securities listed on any national or foreign exchange (excluding NASDAQ) and the London Stock Exchange Alternative Investment Market (“AIM”) will be valued at the last price on the exchange on which they are principally traded or, for NASDAQ and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the exchange representing the principal market for such securities.

Securities traded in the over-the-counter market are valued at the mean of the bid and the asked price, if available, and otherwise at their closing bid price.

If no quotation is available from either a pricing service, or one or more brokers or if the pricing committee has reason to question the reliability or accuracy of a quotation supplied, securities are valued at fair value as determined in good faith by the pricing committee, pursuant to procedures established under the general supervision and responsibility of the Fund’s Board of Trustees (the “Board”).

The following is a summary of the fair valuations according to the inputs used to value the Fund’s investments as of August 17, 20161:

Category	Plus Trust ETF
Investments in Securities
Level 1
Cash	$100,000
0
Total Level 1	100,000
Level 2	—
Total Level 2	—
Level 3	—
Total Level 3	—
Total	$100,000

See the Schedule of Investments for further disaggregation of investment categories.

[1]	There were no transfers into or out of Level 1, 2 or 3 during the period ended August 17, 2016.

SHARE VALUATION

The NAV per share of the Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for the Fund, rounded to the nearest cent. The Fund’s shares will not be priced on the days on which the New York Stock Exchange (“NYSE”) is closed for trading. The offering and redemption price per share for the Fund is equal to the Fund’s NAV.

USE OF ESTIMATES

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statement, as well as the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates.

8

Plus Trust

1-3 Month Enhanced Short Duration ETF

Notes to the Financial Statements

August 17, 2016 (Unaudited)

FEDERAL INCOME TAXES

The Fund has elected to be taxed as a “regulated investment company” and intends to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and will distribute substantially all taxable income and capital gains to shareholders. Therefore, no federal income or excise tax provision has been made.

SECURITY TRANSACTIONS AND INVESTMENT INCOME

Security transactions are accounted for on trade date. Costs used in determining realized gains and losses on the sale of investment securities are based on specific identification. Dividend income is recorded on the ex-dividend date. Interest income is recognized on the accrual basis.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS

Dividends from net investment income, if any, will be declared and paid at least annually by the Fund. The Fund distributes its net realized capital gains, if any, to shareholders annually. All distributions are recorded on the ex-dividend date.

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As a result, net investment income (loss) and net realized gain (loss) on investments and foreign currency for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to undistributed (accumulated) net investment income (loss), accumulated net realized gain (loss) on investments or paid-in capital, as appropriate, in the period that the differences arise.

GUARANTEES AND INDEMNIFICATIONS

In the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects risk of loss to be remote.

9

Plus Trust

1-3 Month Enhanced Short Duration ETF

Notes to the Financial Statements

August 17, 2016 (Unaudited)

3.	AGREEMENTS

New York Alaska ETF Management, LLC (the “Adviser”) serves as investment adviser to the Fund. Pursuant to an Investment Management Agreement (the “Management Agreement”) between the Trust, on behalf of the Fund, and the Adviser, the Adviser provides investment advice to the Fund and oversees the day-to-day operations of the Fund, subject to the direction and control of the Board and the officers of the Trust. Under the Management Agreement, the Fund will pay the following investment advisory fees to the Adviser as compensation for the services rendered, facilities furnished, and expenses paid by it, including the cost of transfer agency, custody, fund administration, legal, audit and other service and license fees, but including interest expense, distribution and service fees payable pursuant to a Rule 12b-1 Plan, if any, but excluding taxes, brokerage commissions, and other expenses connected with the execution of portfolio transactions, and extraordinary expenses.

Fund	Annual Rate of Average Daily Net Assets
1-3 Month Enhanced Short Duration ETF	0.20%

The Adviser has overall responsibility for overseeing the investment of the Fund’s assets, managing the Fund’s business affairs and providing certain clerical services for the Trust.

Mutual Shareholder Services, LLC (“MSS” or the “Administrator”) acts as the Fund’s Administrator and, in that capacity, performs various administrative and accounting services for the Fund. The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund, including regulatory compliance monitoring and financial reporting; prepares reports and materials to be supplied to the Board; monitors the activities of the Fund’s custodian, transfer agent and accountant. MSS also serves as the transfer agent and fund accountant to the Fund.

Interactive Brokers Group, Inc, serves as the Fund’s custodian.

The Distributor acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares.

Certain officer and two Trustees of the Trust are also officers or employees of the Adviser or its affiliates. They receive no fees for serving as officers or Trustees of the Trust.

4.	INVESTMENT TRANSACTIONS

For the period ended August 17, 2016, the purchases and sales of investments in securities, excluding in-kind transactions and short-term securities were:

Fund	Purchases	Sales and Maturities
1-3 Month Enhanced Short Duration ETF	$0	$—

For the period ended August 17, 2016, in-kind transactions associated with creations and redemptions were:

Fund	Purchases	Sales
1-3 Month Enhanced Short Duration ETF	$0	$—

There were no purchases or sales of U.S. Government securities by the Fund.

10

Plus Trust

1-3 Month Enhanced Short Duration ETF

Notes to the Financial Statements

August 17, 2016 (Unaudited) (Continued)

5.	TAX INFORMATION

There were no distributions during the period ended August 17, 2016.

The cost basis of investments for federal income tax purposes as of August 17, 2016was as follows:

Fund	Tax Cost of Investments	Gross Tax Unrealized Appreciation	Gross Tax Unrealized Depreciation	Net Tax Unrealized Appreciation (Depreciation)
1-3 Month Enhanced Short Duration ETF	$0	$0	$0	$0

6.	PRINCIPAL RISKS

ACTIVE MARKET RISK

Although the Fund intends to principally trade the shares on the Exchange, there can be no assurance that an active trading market for the shares will develop or be maintained. Shares may trade on the Exchange at market prices that may be below, at or above the Fund’s NAV.

CONSUMER DISCRETIONARY COMPANIES RISK

These companies manufacture products and provide discretionary services directly to the consumer, and the success of these companies is tied closely to the performance of the overall domestic and international economy, interest rates, competition and consumer confidence. Success depends heavily on disposable household income and consumer spending. Changes in demographics and consumer tastes can also affect the demand for, and success of, consumer discretionary products in the marketplace.

EQUITIES SECURITIES RISK

The value of shares of the Fund will fluctuate with changes in the value of these equity securities. Equity securities prices fluctuate for several reasons, including changes in investors’ perceptions of the financial condition of an issuer or the general condition of the relevant stock market, such as the current market volatility, or when political or economic events affecting the issuers occur.

FLUCTUATION OF NAV RISK

The NAV of the Fund’s shares will generally fluctuate with changes in the market value of the Fund’s holdings. The market prices of shares will generally fluctuate in accordance with changes in NAV as well as the relative supply of and demand for shares on the Exchange.

11

Plus Trust

1-3 Month Enhanced Short Duration ETF

Notes to the Financial Statements

April 30, 2016 (Unaudited) (Continued)

Market Risk

Bond markets rise and fall daily. As with any investment whose performance is tied to these markets, the value of your investment in the Fund will fluctuate, which means that you could lose money. The Fund is not a money market fund and thus does not seek to maintain a stable NAV of $1.00 per share.

Management Risk

Any actively managed fund is subject to the risk that its investment adviser will select investments or allocate assets in such a way that could cause the fund to underperform or otherwise not meet its objective. In managing the Fund’s portfolio securities, the Adviser applies investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that they will produce the desired results

U.S. Treasury Securities Risk

A security backed by the U.S. Treasury or the full faith and credit of the United States is guaranteed only as to the timely payment of interest and principal when held to maturity, but the market prices for such securities are not guaranteed and will fluctuate. Because U.S. Treasury securities trade actively outside the United States, their prices may rise and fall as changes in global economic conditions affect the demand for these securities. In addition, such guarantees do not extend to shares of the Fund itself.

Interest Rate Risk

The Fund may invest in U.S. Treasury securities, which are considered among the safest fixed-income investments. Because of this added safety, the yields available from U.S. Treasury securities are generally lower than the yields available from corporate debt securities. As with other debt securities, the value of U.S. Treasury securities changes as interest rates fluctuate. Changes in the value of U.S. Treasury securities will not affect interest income from those securities but will be reflected in the Fund’s NAV. Thus, a decrease in interest rates may generally result in an increase in the value of the shares. Conversely, during periods of rising interest rates, the value of the shares will generally decline. The magnitude of these fluctuations will generally be greater at times when the average maturity of the U.S. Treasury securities held by the Fund is longer.

Credit Risk

Credit risk refers to the possibility that the issuer of a security will not be able to make timely principal and interest payments. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer. The degree of credit risk depends on both the financial condition of the issuer and the terms of the obligation. Securities issued by the U.S. Treasury historically have presented minimal credit risk. However, recent events have led to a downgrade in the long-term U.S. credit rating by at least one major rating agency and have introduced greater uncertainty about the ability of the U.S. to repay its obligations. A further credit rating downgrade or a U.S. credit default could decrease the value and increase the volatility of the Fund’s investments.

12

Plus Trust

1-3 Month Enhanced Short Duration ETF

Notes to the Financial Statements

April 30, 2016 (Unaudited) (Continued)

Reverse Repurchase Agreements Risk

In the event of the insolvency of the counterparty to a reverse repurchase agreement, recovery of the securities sold by the Fund may be delayed. In a reverse repurchase agreement, the counterparty’s insolvency may result in a loss equal to the amount by which the value of the securities sold by the Fund exceeds the repurchase price payable by the Fund; if the value of the purchased securities increases during such a delay, that loss may also be increased. When the Fund enters into a reverse repurchase agreement, any fluctuations in the market value of either the securities transferred to another party or the securities in which the proceeds may be invested would affect the market value of the Fund’s assets. As a result, such transactions may increase fluctuations in the NAV of the Fund’s shares. Because reverse repurchase agreements may be considered to be the practical equivalent of borrowing funds, they constitute a form of leverage. If the Fund reinvests the proceeds of a reverse repurchase agreement at a rate lower than the cost of the agreement, entering into the agreement will lower the Fund’s yield. The Fund seeks to protect against reverse repurchase agreement risk through, among other things, collateralization requirements and contractual provisions which provide for the right to liquidate collateral promptly in the event of a default

Securities Lending Risk

The Fund may lend its portfolio securities to brokers, dealers, and other financial institutions provided a number of conditions are satisfied, including that the loan is fully collateralized. When the Fund lends portfolio securities, its investment performance will continue to reflect changes in the value of the securities loaned, and the Fund will also receive a fee or interest on the collateral. Securities lending involves the risk of loss of rights in the collateral or delay in recovery of the collateral if the borrower fails to return the security loaned or becomes insolvent. The Fund will also bear the risk of any decline in value of securities acquired with cash collateral. The Fund may pay lending fees to a party arranging the loan. The Fund seeks to protect against securities lending risk through, among other things, collateralization requirements and contractual provisions which provide for the right to liquidate collateral promptly in the event of a default.

Repurchase Agreement Risk

If the counterparty to a repurchase agreement defaults on its obligation to repurchase the underlying security at a time when the value of the security has declined, the Fund may incur a loss upon disposition of the security. If the counterparty to the agreement becomes insolvent and subject to liquidation or reorganization under the Bankruptcy Code or other laws, a court may determine that the underlying security is collateral not within the control of the Fund and, therefore, the Fund may incur delays in disposing of the security and/or may not be able to substantiate its interest in the underlying security and may be deemed an unsecured creditor of the other party to the agreement.

Leverage Risk

Leverage risk is the risk that certain transactions of the Fund, including the Fund’s use of reverse repurchase agreements, will give rise to leverage, causing the Fund’s Shares to be more volatile than if they had not been leveraged.

Market Trading Risk

Although Fund shares are listed on national securities exchanges, there can be no assurance that an active trading market for Fund shares will develop or be maintained. If an active market is not maintained, investors may find it difficult to buy or sell Fund shares. Trading of shares of the Fund on a stock exchange may be halted if exchange officials deem such action appropriate, if the Fund is delisted, or if the activation of market-wide “circuit breakers” halts stock trading generally. If the Fund’s shares are delisted, the Fund may seek to list its shares on another market, merge with another ETF, or redeem its shares at NAV.

Non-Diversified Risk

The Fund is classified as a “non-diversified” investment company under the 1940 Act. As a result, the Fund is subject to the risk that it will be more volatile than a diversified fund because the Fund may invest its assets in a smaller number of issuers or may invest a larger proportion of its assets in a single issuer. As a result, the gains and losses on a single investment may have a greater impact on a Fund’s NAV and may make the Fund more volatile than more diversified funds.

Shares of the Fund May Trade at Prices Other Than NAV

As with all ETFs, Fund shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of the shares of the Fund will approximate the Fund’s NAV, there may be times when the market price and the NAV vary significantly. Thus, you may pay more than NAV when you buy shares of the Fund in the secondary market, and you may receive less than NAV when you sell those shares in the secondary market. You may incur significant losses if you transact in Fund shares in these and other circumstances and would experience investment results that differ from results based on the Fund’s daily NAV.

The market price of Fund shares during the trading day, like the price of any exchange-traded security, includes a “bid/ask” spread charged by the exchange specialist, market makers or other participants that trade the Fund shares. The bid/ask spread on ETF shares varies over time and is generally larger when the ETF’s shares have little trading volume or market liquidity. In addition, in times of severe market disruption, the bid/ask spread can increase significantly. At those times, fund shares are most likely to be traded at a discount to NAV, and the discount is likely to be greatest when the price of shares is falling fastest, which may be the time that you most want to sell your shares. The Adviser believes that, under normal market conditions, large market price discounts or premiums to NAV will not be sustained because of arbitrage opportunities.

13

Plus Trust

1-3 Month Enhanced Short Duration ETF

Notes to the Financial Statements

April 30, 2016 (Unaudited) (Continued)

New Investment Adviser Risk

The Adviser is a newly formed investment adviser with no operating history. The Adviser and its employees have limited experience managing investment assets other than their own assets. There is no guarantee that the Adviser will be able to produce satisfactory returns for the Fund or preserve the Fund’s assets.

New Fund Risk

The Fund is a newly organized and has a limited operating history. The Fund may not be successful in implementing its investment strategy, may not employ a successful investment strategy or may fail to attract sufficient assets under management to realize economies of scale

Withholding Tax Risk

Distributions of the Fund’s “investment company taxable income” to a non-U.S. shareholder that are not effectively connected with the non-U.S. shareholder’s conduct of a trade or business within the United States will generally be subject to withholding of U.S. federal income tax at a 30% rate (or lower rate provided by an applicable income tax treaty) to the extent of the Fund’s current or accumulated earnings and profits.

For taxable years of regulated investment companies (“RICs”) beginning before January 1, 2014, certain properly designated dividends were generally exempt from withholding of U.S. federal income tax where they were paid in respect of a RIC’s (i) “qualified net interest income” (generally, its U.S.-source interest income, other than certain contingent interest and interest from obligations of a corporation or partnership in which the RIC or the non-U.S. shareholder are at least a 10% shareholder, reduced by expenses that are allocable to such income) or (ii) “qualified short-term capital gains” (generally, the excess of the RIC’s net short-term capital gain over our long-term capital loss for such taxable year), and certain other requirements were satisfied.

This provision expired on December 31, 2013 and, as a result, this exemption from withholding of U.S. federal income tax does not apply for any taxable year beginning on or after January 1, 2014. No assurance can be given that this provision will be reinstated and, if this provision in reinstated, the form or effective date of any such reinstatement. In addition, even if this provision is reinstated, no assurance can be given as to whether any of the Fund’s distributions will be eligible for this exemption from withholding of U.S. federal income tax or, if eligible, will be designated as such by the Fund. Thus, an investment in the shares of the Fund by a Non-U.S. shareholder will likely have adverse tax consequences as compared to a direct investment in the assets in which the Fund will invest

7.	SUBSEQUENT EVENTS

The Fund has evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, the Fund has determined that no adjustments were required to the financial statements.

14

Plus Trust

1-3 Month Enhanced Short Duration ETF

Notes to the Financial Statements

Board Considerations Regarding Approval of Investment

Management Agreement

April 30, 2016 (Unaudited)

Pursuant to Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), at a meeting held on June 18, 2015, the Board of Trustees (the “Board”) of Plus Trust (the “Trust”) considered the approval of the following agreements (collectively, the “Agreements”): 1) an Investment Management Agreement between New York Alaska ETF Management LLC (the “Adviser”) and the Trust, on behalf of the 1-3 Month Enhanced Short Duration ETF (the “Fund”) and 2) an approval of the D&O/E&O Insurance Policy and Fidelity Bond insuring the Advisor and the Trust.

After their initial two-year terms, the Agreements must be approved: (i) by the vote of the Trustees or by a vote of the shareholders of the Fund; and (ii) by the vote of a majority of the Trustees of the Trust who are not parties to the Agreements or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval. Each year after the initial two-year term, the Board will call and hold a meeting to decide whether to renew the Agreements for an additional one-year term. In preparation for such meetings, the Board requests and reviews a wide variety of information from the Adviser.

Prior to the meeting held on June 18, 2015, the Board, including the Independent Trustees, reviewed written materials from the Adviser and the insurance agent which provides insurance to the Advisor and the Trust, including among other things: (i) the nature, extent and quality of the services to be provided to fund shareholders by the Adviser and the Insurance Company; (ii) the Adviser and the Insurance Company’s costs and profits expected to be realized in providing their services, including any fall-out benefits expected to be enjoyed by the Adviser and Insurance Company; and (iii) the existence, or anticipated existence, of economies of scale.

Prior to and at the meeting held on June 18, 2015, representatives from the Adviser and the Insurance Company, along with other service providers of the Fund, presented additional oral and written information to help the Board evaluate the Adviser and the Insurance Company’s fees and other aspects of the Agreements. Among other things, representatives from the Adviser and the Insurance Company provided overviews of their businesses, including investment personnel and investment processes of the Advisor. The Advisor’s representatives also discussed the rationale for launching the Fund, the Fund’s fees and fee structures of comparable investment companies. The Board then discussed the written materials that it received before the meeting and the Adviser and Insurance Company’s oral presentations and any other information that the Board received at the meeting, and deliberated on the approval of the Agreements in light of this information. In its deliberations, the Board did not identify any single piece of information discussed below that was all-important, controlling or determinative of its decision.

Nature, Extent and Quality of Services. In evaluating the nature, extent and quality of the Adviser’s services, the Trustees considered information concerning the functions to be performed by the Adviser and the Insurance Company and the personnel and resources of the Adviser and Insurance Company, including the investment management team that will be responsible for the day-to-day management of the Fund and the portfolio manager responsible for investing the portfolio of the Fund. The Trustees considered statements by the Adviser and Insurance Company regarding their respective financial condition, that each was financially stable and could support its performance of the services under its Agreement. The Trustees also considered the services to be provided by the Adviser in its oversight of the Fund’s service providers.

The Fund’s legal counsel, Mr. Strauss, stated that Section 15(c) of the 1940 Act contains very specific rules for the approval of investment advisory agreements and noted that the SEC views the approval process as critical to investor protection. He then reminded the Board of the memorandum from Dechert that had previously been discussed concerning the duties and responsibilities of investment company trustees. He stated that, since Section 15(c) of the 1940 Act was enacted in 1970, the courts have addressed the appropriate considerations for the Board in reviewing advisory agreements and the information that should be provided by fund advisers. He referred the Board to the Dechert memorandum, which discusses the leading court cases in this area, including Gartenberg v. Merrill Lynch Asset Management, Schuyt v. Rowe Price Prime Reserve Fund and Jones v. Harris. He noted that, while certain factors noted in the case law, such as economies of scale, are not relevant for the initial approval of the Investment Advisory Agreement between the Trust, on behalf of the Fund, and the Adviser (the “Advisory Agreement”), they may become relevant in the future.

Mr. Strauss then stated that the Trustees owe a duty of care and a duty of loyalty to the Fund and are required to exercise reasonable business judgment in their assessments of the Advisory Agreement. He reminded the Trustees that they are entitled to ask questions to clarify any uncertainties they may have and that they have a duty to request any other information or representations that they deem necessary to reach an informed business judgment that serves the best interests of the Fund and its shareholders.

15

Plus Trust

1-3 Month Enhanced Short Duration ETF

Notes to the Financial Statements

Board Considerations Regarding Approval of Investment

Management Agreement

April 30, 2016 (Unaudited)

In response a question from the Board, Mr. Strauss discussed in detail the recent enforcement action by the SEC against Commonwealth Capital Management and the board of certain funds within the World Funds Trust and the World Funds Inc. It was noted that the board in this case had failed to follow up on its request for additional information from the Commonwealth Capital Management in connection with its investment advisory contract renewal process. An extensive discussion ensued regarding the SEC’s focus on this area and the Board’s responsibility to ensure it receives sufficient information to fulfill its obligations to the Fund.

Mr. Chilelli, the proposed portfolio manager for the Fund, then discussed his background and experience, including his extensive experience in the securities lending space. In response to a question from the Board, an extensive discussion regarding compliance and conflict management with respect to the Fund’s repurchase agreement, reverse repurchase agreement and securities lending transactions ensued. Mr. Abarbanel noted that, the Board would be provided with a list of counterparties for these transactions at each quarterly meeting and that a list of the criteria counterparties must meet to transact with the Fund was currently being developed. It was noted that the Chairman would work with the Fund’s chief compliance officer to ensure appropriate procedures were developed and maintained to manage the Fund’s counterparty risk.

Messrs. Abarbanel and Chilelli then discussed the Fund’s proposed repurchase agreement, reverse repurchase agreement and securities lending transactions. Mr. Strauss noted that the Board would be asked to approve a securities lending agreement with eSec Lending Securities Finance Trust Company (“eSec Lending”) at a future meeting. He stated that, in addition to utilizing eSec Lending as a securities lending agent, the Board should be aware that the Adviser may engage in securities lending directly for the Fund and that, unlike eSec Lending, the Adviser would not be providing indemnification against counterparty default with respect to such direct transactions. A discussion ensued regarding protections for the Fund with respect to counterparty default, and Mr. Abarbanel noted that, in addition to the vetting process for counterparties discussed earlier, the Fund will have further protection from losses in securities lending transactions due to receiving collateral equal in value to 102%-115% of the value of the securities lent.

Based on their review, the Trustees concluded that the nature, extent and quality of the services to be provided by the Adviser and Insurance Company to the Fund under the respective Agreement were expected to be appropriate and reasonable.

Fees, Expenses and Profitability. Mr. Strauss then directed the Board’s attention to the detailed request for information made by Dechert on behalf of the Board and discussed the Adviser’s responses to the questions posed. In this regard, he reviewed comparative information regarding the Fund versus ETFs within its peer group. Mr. Abarbanel noted that peers had been selected from among the largest ETFs with comparable strategies. An extensive discussion ensued during which Mr. Abarbanel and Mr. Strauss responded to questions from the Board.

The Board discussed with Mr. Abarbanel whether the Fund should adopt a unitary fee structure and if and to what extent fee waivers and/or expense reimbursements from the Adviser would be appropriate. Mr. Strauss noted that, to the extent the Adviser is committing to provide expense support to the Fund, it is important to confirm that the Adviser has sufficient resources to do so. Mr. Abarbanel then confirmed that the Adviser would commit sufficient resources to its business to honor any expense support arrangements. An extensive discussion regarding the profitability of the Adviser with respect to the Fund under (i) unitary fee, (ii) expense support and (iii) non-expense support scenarios ensued.

Thereafter, it was proposed that an advisory fee of 7.5 basis points be charged and that the Fund not adopt a unitary fee structure. Mr. Abarbanel stated that it was anticipated that the Fund’s total expenses during the first year, including the advisory fee, would be 20 basis points, and that the Adviser would voluntarily agree to waive fees and/or reimburse expenses over 20 basis points for the first year, although the fee waiver could be revoked at any time in the Adviser’s sole discretion.

It was noted that any approval of the Advisory Agreement would be made contingent upon subsequent approval by the Board of the compliance policies and procedures of the Adviser. A discussion ensued and the Independent Trustees determined to consider the matter further during executive session.

Thereupon all persons other than the Independent Trustees and Messrs. Strauss and Gaines left the Meeting and an executive session was convened.

During the executive session, the Independent Trustees reviewed the materials that had been previously provided to them and further discussed with Mr. Strauss their duties and responsibilities in reviewing and approving the Investment Advisory Agreement and the Distribution Agreement

16

Plus Trust

1-3 Month Enhanced Short Duration ETF

Board Considerations Regarding Approval of Investment

Management Agreement

April 30, 2016 (Unaudited) (Continued)

Approval of Advisory Agreement

In approving the Advisory Agreement, the Board, including the Independent Trustees, considered the following factors:

Nature, Extent and Quality of Services. The Board reviewed and considered the nature and extent of the investment advisory services to be provided by the Adviser under the Advisory Agreement. The Board reviewed and considered the qualifications of the portfolio manager and other key personnel of the Adviser who will provide the advisory services to the Fund and concluded that the nature and extent of the advisory and supervisory services to be provided are necessary and appropriate for the conduct of the business and investment activities of the Fund and supported its decision to approve the Advisory Agreement.

Performance Relative to Comparable Funds Managed by the Adviser and Other Investment Advisers. The Board considered the Adviser’s plan to arrange for a public offering of shares of the Fund to raise assets for investment and that the offering had not yet begun. The Board determined that, accordingly, it was not appropriate to evaluate the performance of the Fund as compared to funds managed by other investment advisers at this time.

Fees Relative to Other Proprietary Funds Managed by the Adviser With Comparable Investment Strategies. The Board noted that the Adviser did not currently manage any other funds and, accordingly, no comparison of the Fund’s fees to those of other proprietary funds managed by the Adviser with comparable investment strategies could be made at this time.

Fees and Expenses Relative to Comparable Funds and Other Accounts Managed by Other Advisers. The Board (i) reviewed the advisory fee rate proposed to be paid under the Advisory Agreement and the anticipated total expense ratio of the Fund, including the voluntary waiver/reimbursement by the Adviser of expenses exceeding 20 basis points during the Fund’s first year of operations; and (ii) reviewed information provided by the Adviser regarding the advisory fee rates and total expense ratios paid by an expense peer group. It was noted that the proposed advisory fee was lower than that of all peer funds considered, although the Board noted that the advisory fee of three of the four peer funds was a unitary fee that covered other services. The Board also noted that the Fund’s proposed total expense ratio was lower than two of the four peer funds considered and higher but close to the total expense ratio of the other two peer funds. The Board concluded that the proposed advisory fee rate and anticipated total expense ratio for the Fund were acceptable as compared to peer funds.

Economies of Scale. The Board reviewed the structure of the proposed advisory fee schedule under the Advisory Agreement. The Board considered that the Funds’ potential growth was uncertain and concluded that it would be premature to consider economies of scale as a factor in approving the Advisory Agreement at the present time.

Profitability of the Adviser. Since the Adviser has no current assets under management and the Fund has not begun operations or paid any fees to the Adviser, the Board concluded that this was not a factor that needed to be considered at the present time.

Other Benefits of the Relationship. The Board considered other benefits to the Adviser derived from its relationship with the Fund. Since the Fund has not begun operations and had not paid any fees to the Adviser, the Board concluded that these benefits were not a factor that needed to be considered at the present time.

Resources of the Adviser. The Board considered whether the Adviser was financially sound and had the resources necessary to perform its obligations under the Advisory Agreement. The Board also reviewed and considered the organizational structure of the Adviser and the policies and procedures formulated and adopted by the Adviser for managing the Funds’ operations.

General Conclusion. After considering and weighing all of the above factors, the Board concluded that it would be in the best interest of the Fund and its future shareholders to approve the Advisory Agreement, which will remain in effect for two years and thereafter must be approved annually by the Board to continue in effect. In reaching this conclusion, the Board did not give particular weight to any single factor referenced above. It is possible that individual Board members may have weighed these factors differently in reaching their individual decisions to approve the Advisory Agreement.

17

Plus Trust

1-3 Month Enhanced Short Duration ETF

Disclosure of Fund Expenses

April 30, 2016 (Unaudited)

All Exchange Traded Funds (“ETF”) have operating expenses. As a shareholder of an ETF, your investment is affected by these ongoing costs, which include (among others) costs for ETF management, administrative services, brokerage fees and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from an ETF’s gross income and directly reduce its final investment return. These expenses are expressed as a percentage of the ETF’s average net assets; this percentage is known as the ETF’s expense ratio.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment):

Management Fee	0.075%
Other Expenses(1)	0.125%
Total Annual Fund Operating Expenses	0.20%

(1)	“Other Expenses” are based on estimated amounts for the current fiscal year.

Example. The Example is intended to help you compare the cost of investing in the Fund with the costs of investing in other exchange-traded funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Investors may pay brokerage commissions on their purchases and sales of Fund shares, which are not reflected in the Example. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years
$20	$64

Portfolio Turnover

The Fund will pay transaction costs, such as commissions, when it purchases and sells securities (or “turns over” its portfolio). A higher portfolio turnover will cause the Fund to incur additional transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, may affect the Fund’s performance. The Fund is new and therefore does not have a historical portfolio turnover rate.

18

Plus Trust

1-3 Month Enhanced Short Duration ETF

Supplemental Information

April 30, 2016 (Unaudited)

DISTRIBUTION OF PREMIUMS AND DISCOUNTS

NAV is the price per share at which the Fund issues and redeems shares. It is calculated in accordance with the standard formula for valuing mutual fund shares. The “Market Price” of the Fund generally is determined using the composite closing price each day. The Fund’s Market Price may be at, above or below its NAV. The NAV of the Fund will fluctuate with changes in the market value of the Fund’s holdings. The Market Price of the Fund will fluctuate in accordance with changes in its NAV, as well as market supply and demand.

Premiums or discounts are the differences (expressed as a percentage) between the NAV and Market Price of the Fund on a given day, generally at the time NAV is calculated. A premium is the amount that the Fund is trading above the reported NAV, expressed as a percentage of the NAV. A discount is the amount that the Fund is trading below the reported NAV, expressed as a percentage of the NAV.

Further information regarding premiums and discounts is available, without charge, on the Fund’s website at www.tbil.co.

INFORMATION ABOUT THE TRUSTEES

The Statement of Additional Information (“SAI”) includes additional information about the Fund’s Trustees and is available without charge, upon request, by calling 1-646-274-1300. Furthermore, you can obtain the SAI by accessing the Commission’s website at www.sec.gov or by accessing the Fund’s website at www.tbil.co.

DELIVERY OF SHAREHOLDER DOCUMENTS—HOUSEHOLDING

Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of the prospectus and other shareholder documents, please contact your broker-dealer. If you currently are enrolled in householding and wish to change your householding status, please contact your broker-dealer.

19

Plus Trust

1-3 Month Enhanced Short Duration ETF

Privacy Policy

April 30, 2016 (Unaudited)

PLUS TRUST AND NEW YORK ALASKA ETF MANAGEMENT LLC’S AFFILIATES PRIVACY POLICY

Plus Trust recognizes the importance of protecting your personal and financial information when you visit our websites (each a “Website” and together “Websites”). This Policy is designed to help you understand the information collection practices on all Websites owned or operated by or on behalf of companies within the Plus Trust and New York Alaska ETF Management LLC’s group of companies/funds it manages, including: Plus Trust, Plus Trust - 1-3 Month Enhanced Short Duration ETF, New York Alaska ETF Management LLC, State Trust, State Trust - 1-3 Month Enhanced Short Duration Mutual Fund, we are committed to:

(a) protecting the personal information you provide to us;

(b) telling you how we use the information we gather about you; and

(c) ensuring that you know why we intend to disclose your personal information.

CHANGES TO THIS PRIVACY POLICY

This Privacy Policy is dated January 1, 2016. Plus Trust reserves the right to amend this Privacy Policy at any time without notice, by updating this posting, in which case the date of the Policy will be revised. The current version of this Policy can be accessed from the link on the www.tbil.co homepage.

INFORMATION COLLECTION AND USE

Personally Identifiable Information: The personally identifiable information you submit to our Websites is used to service your interest and to improve our services to you and/or to provide you with information on Plus Trust and State Trust products and services. The types of personal information that may be collected at our Websites include: name, address, email address and telephone number. We will not sell, share or rent your personally identifiable information to others in contravention of this Privacy Policy.

Additionally, if the Website is a password protected site, then (a) once you submit your password and enter, the Website will recognize who you are and will collect all information that you submit, including all electronic instructions (including all transaction information), and (b) any information collected about you from the Website may be associated with other identifying information that we have about you.

Aggregate Information: We generally record certain usage information, such as the number and frequency of visitors to our Websites. This information may include the websites that you access immediately before and after your visit to our Websites, the Internet browser you are using and your IP address. If we use such data at all it will be on an aggregate basis, and we will not disclose to third parties any information that could be used to identify you personally.

Service Providers: We may use internal or external service providers to operate our Websites and employ other persons to perform work on our behalf, such as sending postal mail and e-mail. These persons may have access to the personally identifiable information you submit through the Websites, but only for the purpose of performing their duties. These personnel may not use your personally identifiable information for any other purpose.

Compliance with Laws: We do not automatically collect personally identifiable information from visitors to our Websites, except to the extent we are required to do so pursuant to some statute or regulation applicable to us. We will not provide any personally identifiable information to any other persons, except if we are required to make disclosures by any law, any government or private parties in connection with a lawsuit, subpoena, investigation or similar proceeding.

E-mail and Marketing: Plus Trust does not sell its customers’ e-mail addresses, nor will we provide your personal information to third parties for their marketing purposes. Plus Trust will not send you e-mail messages without first receiving your permission, unless it relates to servicing your account or unless you have consented to receiving electronic delivery of fund documents as part of our E-Delivery service. It is our policy to include instructions for unsubscribing from these permission-based programs. We recommend that you do not send us any individual personal information via non secure methods of correspondence, including via public electronic communication channels, such as Internet e-mail, which are generally not secure.

20

Plus Trust

1-3 Month Enhanced Short Duration ETF

Privacy Policy

April 30, 2016 (Unaudited) (Continued)

Business Transfers: If the business, stock or assets of Plus Trust are acquired or merged with another business entity, we will share all or some of your information with this entity to continue to provide our service to you. You will receive notice of such an event and the new entity will inform you of any changes to the practices in this Privacy Policy. If the new entity wishes to make additional use of your information, you may decline such use at such time.

Disclosure to Third Parties: The personal information you provide to us will only be disclosed to third parties if we have your permission, or as set out in this Privacy Policy. We may disclose details about the general use of our Websites to third parties – for example, to demonstrate patterns of use to advertisers and other business partners. Information we pass on for this purpose will not include any personal information by which you may be identified. We endeavor to prevent unauthorized disclosures of your personal information by third parties but we are not responsible for any unauthorized disclosures or other breaches of security or for the actions of others if the information was passed to them with your authority or with the authority of anyone other than us or our group companies.

COOKIES

What are Cookies?

Cookies are small text files that are stored in your computer’s memory and hard drive when you visit certain web pages. They are used to enable websites to function or to provide information to the owners of a website.

Why Do We Use Cookies?

Cookies help us to provide customized services and information. We use cookies on our Website to tell us, in general terms, how and when pages in our Websites are visited, what our users’ technology preferences are – such as what type of video player they use – and whether our Websites are functioning properly.

If you are using one of our password-protected sites, then the website may use cookies or other technology to help us authenticate you, store and recognize your configuration and user attributes, facilitate your navigation of the website and customize its content so that the information made available is likely to be of more interest to you.

In broad terms, we use cookies on our Websites for the following purposes:

●	Analytical purposes: Analytical cookies allow us to recognize measure and track visitors to our Websites. This helps us to improve and develop the way our Websites work, for example, by determining whether site visitors can find information easily, or by identifying the aspects of websites that are of the most interest to them.

●	Usage preferences: Some of the cookies on our Websites are activated when visitors to our sites make a choice about their usage of the site. Our Websites then ‘remember’ the settings preferences of the user concerned. This allows us to tailor aspects of our sites to the individual user.

●	Terms and conditions: We use cookies on our Websites to record when a site visitor has seen a policy, such as this one, or provided consent, such as consent to the terms and conditions on our Websites. This helps to improve the user’s experience of the site – for example, it avoids a user from repeatedly being asked to consent to the same terms.

●	Session management: The software that runs our websites uses cookies for technical purposes needed by the internal workings of our servers. For instance, we use cookies to distribute requests among multiple servers, authenticate users and determine what features of the site they can access, verify the origin of requests, keep track of information about a user’s session and determine which options or pages to display in order for the site to function.

●	Functional purposes: Functional purpose cookies store information that is needed by our applications to process and operate. For example, where transactions or requests within an application involve multiple workflow stages, cookies are used to store the information from each stage temporarily, in order to facilitate completion of the overall transaction or request.

21

Plus Trust

1-3 Month Enhanced Short Duration ETF

Privacy Policy

April 30, 2016 (Unaudited) (Continued)

Further Information About Cookies

If you would like to find out more about cookies in general and how to manage them, please visit www.allaboutcookies.org.

THIRD PARTY WEBSITES

Plus Trust disclaims responsibility for the privacy policies and customer information practices of third party internet websites hyperlinked from our Website or this Privacy Policy.

SECURITY

Plus Trust protects your personal information if we will enable you to transact business on our Website by requiring the use of a browser software program that supports industry standard SSL encryption with 128-bit key lengths. The “128-bit” designation refers to the length of the key used to encrypt the data being transmitted, with a longer key representing a higher level of security.

CONTACT US

We welcome inquiries or comments about our Privacy Policy and any queries or concerns about Plus Trust ETFs at ofer@tbil.co or 1-646-274-1300.

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Investment Adviser:

New York Alaska ETF Management LLC

535 Fifth Avenue, 4th Floor

New York, New York 10017

Legal Counsel:

JoAnn M. Strasser, Esq.

Thompson Hine LLP

41 South High Street, 17th Floor

Columbus, Ohio 43215-6101

Independent Registered Public Accounting Firm:

BBD, LLP, 1835 Market St.,

Philadelphia, Pennsylvania 19103

Distributor:

Rafferty Capital Markets, LLC

1010 Franklin Avenue Suite 300A

Garden City, NY 11530

Administrator:

Mutual Shareholder Services, LLC (“MSS”)

8000 Town Centre Dr,

Broadview Heights, OH 44147

Transfer Agent:

Mutual Shareholder Services, LLC (“MSS”)

8000 Town Centre Dr,

Broadview Heights, OH 44147

Custodian:

Interactive Brokers Group, Inc

1 Pickwick Plaza, Greenwich, CT 06830-5551

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)	The Registrant’s principal executive and principal financial officers have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable.

(2) A separate certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Plus Trust

By (Signature and Title)	/s/ Ofer Abarbanel
Ofer Abarbanel,
Chief Executive Officer

Date	August 26, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Ofer Abarbanel
Ofer Abarbanel,
Chief Executive Officer

Date	August 26, 2016

By (Signature and Title)	/s/ Ofer Abarbanel
Ofer Abarbanel,
Chief Financial Officer

Date	August 26, 2016